UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Master Trust

Semiannual Report  |  October 31, 2022

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2022	Ending account value October 31, 2022	Expenses paid during period 05/01/22 to 10/31/22[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,009.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,010.20	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Government Master Fund
Actual	$1,000.00	$1,009.30	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.15	0.05	0.01

Treasury Master Fund
Actual	$1,000.00	$1,008.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,009.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	5 days

Top five issuer breakdown by country or territory of origin[2]
United States	57.5%
United Kingdom	6.5
Australia	6.5
Canada	6.4
Japan	6.0
Total	82.9%

Portfolio composition[2]
Repurchase agreements	41.8%
Commercial paper	40.8
Certificates of deposit	14.9
Time deposits	2.9
Liabilities in excess of other assets	(0.4)
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	7 days

Top five issuer breakdown by country or territory of origin[2]
United States	61.4%
Japan	8.9
Canada	7.6
Australia	6.0
Singapore	5.6
Total	89.5%

Portfolio composition[2]
Commercial paper	49.0%
Repurchase agreements	35.9
Certificates of deposit	13.5
Time deposits	2.9
Liabilities in excess of other assets	(1.3)
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	3 days

Portfolio composition[2]
Repurchase agreements	78.1%
U.S. government agency obligations	16.2
U.S. Treasury obligations	5.6
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	5 days

Portfolio composition[2]
Repurchase agreements	68.4%
U.S. Treasury obligations	30.2
Other assets in excess of liabilities	1.4
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	6 days

Top five issuer breakdown by country or territory of origin[2]
United States	49.6%
Japan	7.8
Canada	7.6
Australia	5.9
France	5.5
Total	76.4%

Portfolio composition[2]
Commercial paper	58.4%
Repurchase agreements	20.5
Certificates of deposit	12.6
Time deposits	8.9
Liabilities in excess of other assets	(0.4)
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2022 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	5 days

Portfolio composition[2]
Municipal bonds	96.8%
Tax-exempt commercial paper	2.8
Other assets in excess of liabilities	0.4
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—14.9%
Banking-non-U.S.—13.3%
Bank of Nova Scotia
SOFR + 0.510%, 3.560%, due 11/01/22[1]	$32,000,000	$31,996,354
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	25,000,000	24,974,931
SOFR + 0.550%, 3.600%, due 11/01/22[1]	29,000,000	29,006,455
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.510%, 3.560%, due 11/01/22[1]	32,000,000	31,997,828
Mizuho Bank Ltd.
SOFR + 0.300%, 3.340%, due 11/01/22[1]	38,000,000	37,987,457
MUFG Bank Ltd.
SOFR + 0.710%, 3.750%, due 11/01/22[1]	75,000,000	74,968,751
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	39,000,000	38,965,572
SOFR + 0.500%, 3.540%, due 11/01/22[1]	9,000,000	8,999,537
SOFR + 0.510%, 3.550%, due 11/01/22[1]	20,000,000	20,004,655
SOFR + 0.550%, 3.600%, due 11/01/22[1]	40,000,000	40,004,277
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	17,000,000	17,001,384
SOFR + 0.450%, 3.490%, due 11/01/22[1]	39,000,000	38,969,474
SOFR + 0.470%, 3.510%, due 11/01/22[1]	25,000,000	25,001,910
SOFR + 0.480%, 3.520%, due 11/01/22[1]	25,000,000	25,005,473
Royal Bank of Canada
SOFR + 0.700%, 3.750%, due 11/01/22[1]	40,000,000	40,001,007
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	38,000,000	37,990,593
SOFR + 0.500%, 3.550%, due 11/01/22[1]	32,000,000	31,996,075
SOFR + 0.510%, 3.560%, due 11/01/22[1]	26,000,000	26,007,718
SOFR + 0.510%, 3.560%, due 11/01/22[1]	27,000,000	27,004,741
SOFR + 0.550%, 3.600%, due 11/01/22[1]	39,000,000	38,972,456
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	32,000,000	32,003,485
SOFR + 0.460%, 3.510%, due 11/01/22[1]	33,000,000	32,979,810

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$39,000,000	$38,988,247
SOFR + 0.510%, 3.560%, due 11/01/22[1]	40,000,000	39,986,538
Svenska Handelsbanken
SOFR + 0.250%, 3.290%, due 11/01/22[1]	20,000,000	19,981,032
SOFR + 0.430%, 3.470%, due 11/01/22[1]	26,000,000	26,000,453
SOFR + 0.500%, 3.540%, due 11/01/22[1]	39,000,000	38,974,890
SOFR + 0.530%, 3.570%, due 11/01/22[1]	43,000,000	42,974,072
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	32,000,000	32,001,183
Toronto Dominion Bank 3.300%, due 11/01/22[2]	27,000,000	26,983,328
3.640%, due 11/01/22[2]	40,000,000	39,982,008
Westpac Banking Corp.
SOFR + 0.470%, 3.520%, due 11/01/22[1]	25,000,000	25,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	16,000,000	16,000,827

		1,058,712,521

Banking-U.S.—1.6%
Cooperatieve Rabobank UA
SOFR + 0.350%, 3.400%, due 11/01/22[1]	25,000,000	25,003,146
SOFR + 0.450%, 3.500%, due 11/01/22[1]	31,000,000	31,004,303
SOFR + 0.500%, 3.550%, due 11/01/22[1]	27,000,000	26,992,450
SOFR + 0.630%, 3.680%, due 11/01/22[1]	40,000,000	39,997,224

		122,997,123
Total Certificates of deposit (cost—$1,182,000,367)		1,181,709,644

Commercial paper—40.8%
Asset-backed-miscellaneous—14.1%
Antalis SA 2.870%, due 11/02/22[3]	22,700,000	22,696,062
2.920%, due 11/04/22[3]	19,040,000	19,033,091
2.950%, due 11/07/22[3]	18,000,000	17,987,820
2.950%, due 11/09/22[3]	37,000,000	36,967,495
3.120%, due 11/29/22[3]	34,000,000	33,897,018
3.300%, due 11/07/22[3]	52,000,000	51,964,813
4.020%, due 01/03/23	28,000,000	27,795,364
4.020%, due 01/05/23	14,000,000	13,893,432
Barton Capital SA 2.930%, due 11/16/22[3]	25,000,000	24,959,600

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Chariot Funding LLC 3.300%, due 11/16/22	$59,000,000	$58,905,442
Gotham Funding Corp. 4.120%, due 01/10/23	39,000,000	38,665,028
Liberty Street Funding LLC 3.055%, due 11/28/22[3]	18,000,000	17,947,556
3.060%, due 11/30/22[3]	13,000,000	12,959,158
LMA-Americas LLC 2.850%, due 11/02/22[3]	50,000,000	49,991,225
2.930%, due 11/18/22[3]	19,000,000	18,965,002
3.080%, due 11/29/22[3]	15,000,000	14,954,204
3.150%, due 12/01/22[3]	18,800,000	18,738,337
Old Line Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,3]	29,000,000	29,000,000
SOFR + 0.550%, 3.590%, due 11/01/22[1,3]	42,000,000	42,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	29,000,000	28,987,354
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	20,000,000	20,002,711
Sheffield Receivables Co. LLC
2.950%, due 11/16/22[3]	49,000,000	48,920,576
2.960%, due 11/22/22[3]	44,000,000	43,899,758
3.100%, due 12/07/22[3]	34,000,000	33,863,682
Starbird Funding Corp. 3.080%, due 11/30/22[3]	34,000,000	33,893,183
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,3]	14,000,000	14,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	39,000,000	39,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,3]	29,000,000	29,000,000
4.000%, due 01/17/23	22,000,000	21,811,778
Versailles Commercial Paper LLC 2.870%, due 11/01/22	19,000,000	18,998,383
3.070%, due 12/05/22	25,000,000	24,907,323
SOFR + 0.390%, 3.440%, due 11/01/22[1,3]	35,000,000	35,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,3]	29,000,000	29,000,000
Victory Receivables Corp.
2.870%, due 11/02/22[3]	25,000,000	24,995,635
2.930%, due 11/18/22[3]	39,000,000	38,929,234

		1,116,530,264

Banking-non-U.S.—26.1%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,3]	$38,000,000	$37,971,270
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	28,000,000	27,973,921
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	26,000,000	26,000,000
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	27,000,000	26,978,903
SOFR + 0.410%, 3.460%, due 11/01/22[1]	26,000,000	26,005,517
SOFR + 0.500%, 3.550%, due 11/01/22[1]	26,000,000	25,997,088
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	25,000,000	25,005,278
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	25,000,000	24,993,182
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	40,000,000	40,000,000
Barclays Bank PLC 2.950%, due 11/10/22[3]	50,000,000	49,953,875
2.980%, due 11/16/22[3]	50,000,000	49,923,422
3.270%, due 11/08/22	39,000,000	38,975,203
BNZ International Funding Ltd.
SOFR + 0.720%, 3.770%, due 11/01/22[1,3]	34,000,000	34,002,236
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22[3]	28,000,000	27,992,830
Commonwealth Bank of Australia
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	46,000,000	46,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,3]	29,000,000	29,000,000
Credit Agricole Corporate & Investment Bank 3.030%, due 11/22/22	31,000,000	30,933,619
DBS Bank Ltd. 3.000%, due 11/23/22[3]	21,000,000	20,951,311
3.550%, due 12/15/22	40,000,000	39,809,750
Federation des Caisses Desjardins du Quebec 2.820%, due 11/03/22[3]	31,000,000	30,991,700
3.050%, due 11/01/22	60,000,000	59,994,860
3.050%, due 11/02/22	85,000,000	84,985,130
Mitsubishi UFJ Trust & Banking Corp. 3.600%, due 12/05/22	39,000,000	38,860,770
Mizuho Bank Ltd. 2.900%, due 11/15/22[3]	31,000,000	30,953,668
2.970%, due 12/02/22[3]	33,000,000	32,889,208
National Australia Bank Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,3]	27,000,000	27,002,673
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	26,000,000	26,000,945

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	$29,000,000	$29,000,000
National Bank of Canada
SOFR + 0.400%, 3.450%, due 11/01/22[1,3]	25,000,000	25,000,475
SOFR + 0.450%, 3.500%, due 11/01/22[1,3]	39,000,000	38,987,642
SOFR + 0.530%, 3.580%, due 11/01/22[1,3]	33,000,000	33,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,3]	29,000,000	29,008,720
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,3]	40,000,000	40,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,3]	20,000,000	19,993,729
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,3]	25,000,000	24,996,677
SOFR + 0.440%, 3.480%, due 11/01/22[1,3]	27,000,000	27,001,754
SOFR + 0.570%, 3.610%, due 11/01/22[1,3]	31,000,000	31,000,599
SOFR + 0.610%, 3.650%, due 11/01/22[1,3]	40,000,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.900%, due 11/09/22[3]	38,000,000	37,969,505
Svenska Handelsbanken AB
SOFR + 0.510%, 3.550%, due 11/01/22[1,3]	30,000,000	30,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,3]	29,000,000	29,000,000
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	40,000,000	39,959,333
SOFR + 0.390%, 3.440%, due 11/01/22[1]	25,000,000	25,000,679
SOFR + 0.500%, 3.550%, due 11/01/22[1]	25,000,000	25,007,110
SOFR + 0.610%, 3.650%, due 11/01/22[1]	40,000,000	39,989,985
United Overseas Bank Ltd. 3.110%, due 12/08/22	35,000,000	34,860,091
3.220%, due 12/14/22	25,000,000	24,882,758
SOFR + 0.390%, 3.440%, due 11/01/22[1,3]	25,000,000	25,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,3]	38,000,000	38,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,3]	34,000,000	34,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.540%, 3.580%, due 11/01/22[1,3]	$40,000,000	$39,999,337
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,3]	38,000,000	37,973,719
SOFR + 0.430%, 3.480%, due 11/01/22[1,3]	26,000,000	26,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,3]	16,000,000	16,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,3]	30,000,000	30,001,993
SOFR + 0.660%, 3.710%, due 11/01/22[1,3]	40,000,000	40,000,000
Westpac Securities NZ Ltd. 3.760%, due 05/02/23	39,000,000	39,000,000

		2,074,780,465

Banking-U.S.—0.6%
Bedford Row Funding Corp.
SOFR + 0.650%, 3.700%, due 11/01/22[1,3]	27,000,000	26,999,776
Collateralized Commercial Paper V Co. LLC
SOFR + 0.500%, 3.550%, due 11/01/22[1]	24,000,000	23,995,367

		50,995,143
Total commercial paper (cost—$3,242,933,649)		3,242,305,872

Time deposits—2.9%
Banking-non-U.S.—2.9%
ABN AMRO Bank NV 3.060%, due 11/01/22	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank 3.050%, due 11/01/22	92,000,000	92,000,000
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22	40,000,000	40,000,000
Total time deposits (cost—$232,000,000)		232,000,000

Repurchase agreements—41.8%
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 3.400% due 12/05/22, collateralized by 3 shares of an equity security and $60,237,000 various asset-backed convertible bonds zero coupon to 4.630% due 11/15/25 to 09/30/29; (value $57,130,219); proceed $50,132,222[4]	50,000,000	50,000,000
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, OBFR + 0.23%, 3.300% due 11/07/22, collateralized by $80,916,605 various asset-backed convertible bonds, 0.250% to 9.000% due 07/15/24 to 05/01/28, 16,878 shares of various equity securities; (value—$61,195,765); proceed: $54,138,600[4]	54,000,000	54,000,000

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 3.300% due 11/07/22, collateralized by $94,526,175 various asset-backed convertible bonds, 2.000% to 11.500% due 02/15/23 to 11/06/33 and 5 shares of an equity security; (value—$81,000,162); proceeds: $81,208,125[4]	$75,000,000	$75,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 3.720% due 02/03/23, collateralized by $221,231,893 various asset-backed convertible bonds, zero coupon to 9.000% due 03/12/23 to 06/30/51; (value—$186,763,929); proceeds: $175,506,333[4]	175,000,000	175,000,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA, 3.200% due 11/01/22, collateralized by $224,591,765 various asset-backed convertible bonds, 0.010% to 13.375% due 12/15/22 to 12/31/99 and 4,500,000 shares of various equity securities; (value—$188,905,444); proceeds: $175,015,556	175,000,000	175,000,000
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $965,713,410 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 09/15/38 to 07/25/52, $1,463,317,694 Federal National Mortgage Association obligations, 1.814% to 5.500% due 11/25/32 to 09/25/52 and $1,173,416,383 Government National Mortgage Association obligations, 2.500% to 5.000 due 10/20/42 to 02/20/52; (value—$309,000,000); proceeds: $300,025,417	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by $2,521,446,400 U.S. Treasury Notes, 0.250% to 2.500% due 08/15/23 to 11/15/31; (value—$2,485,210,587); proceeds: $2,485,210,535	$2,485,000,000	$2,485,000,000
Total repurchase agreements (cost—$3,314,000,000)		3,314,000,000
Total investments (cost—$7,970,934,016 which approximates cost for federal income tax purposes)—100.4%		7,970,015,516

Liabilities in excess of other assets—(0.4)%		(31,430,114)
Net assets—100.0%		$7,938,585,402

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,181,709,644	$—	$1,181,709,644
Commercial paper	—	3,242,305,872	—	3,242,305,872
Time deposits	—	232,000,000	—	232,000,000
Repurchase agreements	—	3,314,000,000	—	3,314,000,000
Total	$—	$7,970,015,516	$—	$7,970,015,516

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 522,024,782, represented 6.6% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—13.5%
Banking-non-U.S.—12.1%
Bank of Montreal
SOFR + 0.200%, 3.250%, due 11/01/22[1]	$5,000,000	$5,000,059
Bank of Nova Scotia
SOFR + 0.250%, 3.300%, due 11/01/22[1]	4,000,000	3,997,044
SOFR + 0.510%, 3.560%, due 11/01/22[1]	11,000,000	10,998,747
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	5,000,000	4,994,986
SOFR + 0.550%, 3.600%, due 11/01/22[1]	10,000,000	10,002,226
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.460%, 3.510%, due 11/01/22[1]	8,000,000	8,001,822
SOFR + 0.510%, 3.560%, due 11/01/22[1]	9,000,000	8,999,389
MUFG Bank Ltd.
SOFR + 0.420%, 3.460%, due 11/01/22[1]	7,000,000	7,000,519
SOFR + 0.710%, 3.750%, due 11/01/22[1]	25,000,000	24,989,584
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	13,000,000	12,988,524
SOFR + 0.510%, 3.550%, due 11/01/22[1]	4,000,000	4,000,931
SOFR + 0.550%, 3.600%, due 11/01/22[1]	14,000,000	14,001,497
SOFR + 0.580%, 3.630%, due 11/01/22[1]	11,000,000	11,002,388
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	5,000,000	5,000,407
SOFR + 0.450%, 3.490%, due 11/01/22[1]	13,000,000	12,989,824
Royal Bank of Canada
SOFR + 0.220%, 3.270%, due 11/01/22[1]	5,000,000	4,996,422
SOFR + 0.700%, 3.750%, due 11/01/22[1]	14,000,000	14,000,352
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	13,000,000	12,996,782
SOFR + 0.500%, 3.550%, due 11/01/22[1]	11,000,000	10,998,651
SOFR + 0.510%, 3.560%, due 11/01/22[1]	8,000,000	8,002,375
SOFR + 0.510%, 3.560%, due 11/01/22[1]	8,000,000	8,001,405
SOFR + 0.550%, 3.600%, due 11/01/22[1]	13,000,000	12,990,819
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	7,000,000	7,000,762

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$14,000,000	$13,995,781
SOFR + 0.510%, 3.560%, due 11/01/22[1]	13,000,000	12,995,625
SOFR + 0.600%, 3.650%, due 11/01/22[1]	10,000,000	9,999,122
Svenska Handelsbanken
SOFR + 0.430%, 3.470%, due 11/01/22[1]	6,000,000	6,000,104
SOFR + 0.500%, 3.540%, due 11/01/22[1]	13,000,000	12,991,630
SOFR + 0.530%, 3.570%, due 11/01/22[1]	14,000,000	13,991,558
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	11,000,000	11,000,407
Toronto Dominion Bank
3.300%, due 11/01/22	5,000,000	4,996,912
3.640%, due 11/01/22	13,000,000	12,994,153
Westpac Banking Corp.
SOFR + 0.470%, 3.520%, due 11/01/22[1]	4,000,000	4,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	5,000,000	5,000,258

		330,921,065

Banking-U.S.—1.4%
Cooperatieve Rabobank UA
SOFR + 0.200%, 3.250%, due 11/01/22[1]	5,000,000	5,000,178
SOFR + 0.350%, 3.400%, due 11/01/22[1]	5,000,000	5,000,629
SOFR + 0.450%, 3.500%, due 11/01/22[1]	6,000,000	6,000,833
SOFR + 0.500%, 3.550%, due 11/01/22[1]	8,000,000	7,997,763
SOFR + 0.630%, 3.680%, due 11/01/22[1]	14,000,000	13,999,028

		37,998,431
Total Certificates of deposit (cost—$369,000,074)		368,919,496

Commercial paper—49.0%
Asset-backed-miscellaneous—16.6%
Albion Capital Corp. SA/Albion Capital LLC
2.950%, due 11/15/22	6,299,000	6,289,559
Antalis SA
2.870%, due 11/02/22	8,000,000	7,998,612
2.950%, due 11/07/22	6,250,000	6,245,771
3.120%, due 11/29/22	12,000,000	11,963,653
3.300%, due 11/07/22	17,460,000	17,448,185
4.020%, due 01/05/23	4,580,000	4,545,137
4.510%, due 01/18/23	11,000,000	10,893,403
Atlantic Asset Securitization LLC
SOFR + 0.360%, 3.410%, due 11/01/22[1,2]	10,000,000	10,000,000

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(continued)
Barton Capital SA 2.920%, due 11/08/22	$28,000,000	$27,977,961
3.070%, due 11/01/22	15,000,000	14,998,715
Chariot Funding LLC 3.300%, due 11/16/22	19,000,000	18,969,549
Gotham Funding Corp. 4.120%, due 01/10/23	13,000,000	12,888,343
Liberty Street Funding LLC 2.850%, due 11/15/22	18,000,000	17,973,045
3.055%, due 11/28/22	7,000,000	6,979,605
3.060%, due 11/30/22	4,000,000	3,987,433
LMA-Americas LLC 2.930%, due 11/18/22	7,000,000	6,987,106
3.080%, due 11/29/22	5,000,000	4,984,735
3.150%, due 12/01/22	6,000,000	5,980,320
Old Line Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.550%, 3.590%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	9,995,640
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	6,000,000	6,000,813
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	21,000,000	21,003,189
Sheffield Receivables Co. LLC 2.850%, due 11/01/22	17,695,000	17,693,499
2.950%, due 11/16/22	11,000,000	10,982,170
2.960%, due 11/22/22	15,000,000	14,965,827
3.100%, due 12/07/22	12,000,000	11,951,888
Starbird Funding Corp. 3.050%, due 11/01/22	25,000,000	24,997,879
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	14,000,000	14,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	10,000,000
4.000%, due 01/17/23	6,000,000	5,948,667
Versailles CDS LLC 2.870%, due 11/01/22	7,000,000	6,999,404
Versailles Commercial Paper LLC 2.850%, due 11/01/22	19,000,000	18,998,383
3.070%, due 12/05/22	9,000,000	8,966,636
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	10,000,000	10,000,000

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Victory Receivables Corp. 2.930%, due 11/18/22	$13,000,000	$12,976,412

		453,591,539

Banking-non-U.S.—31.0%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	13,000,000	12,990,171
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	10,000,000	9,990,686
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	8,000,000	7,993,749
SOFR + 0.410%, 3.460%, due 11/01/22[1]	7,000,000	7,001,485
3.740%, due 05/02/23	25,000,000	24,997,383
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	14,000,000	14,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	5,000,000	5,001,056
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	11,000,000	10,992,097
Barclays Bank PLC 2.850%, due 11/02/22	21,000,000	20,996,363
2.950%, due 11/10/22	18,000,000	17,983,395
3.270%, due 11/08/22	13,000,000	12,991,734
BNZ International Funding Ltd.
SOFR + 0.720%, 3.770%, due 11/01/22[1,2]	11,000,000	11,000,723
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	4,000,000	3,998,976
Commonwealth Bank of Australia
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	5,000,000	4,999,040
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	16,000,000	16,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 3.030%, due 11/22/22	18,000,000	17,961,456
DBS Bank Ltd. 3.000%, due 11/23/22	12,000,000	11,972,178
3.550%, due 12/15/22	13,000,000	12,938,169
Federation Des Caisses 3.060%, due 11/03/22	20,000,000	19,994,645
Federation des Caisses Desjardins du Quebec 2.820%, due 11/03/22	11,000,000	10,997,055
3.050%, due 11/01/22	40,000,000	39,996,573
3.050%, due 11/02/22	25,000,000	24,995,626
Mitsubishi UFJ Trust & Banking Corp. 2.870%, due 11/03/22	10,000,000	9,997,427
3.600%, due 12/05/22	13,000,000	12,953,590

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd. 2.965%, due 11/25/22	$12,000,000	$11,969,167
2.970%, due 12/02/22	11,000,000	10,963,069
National Australia Bank Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,2]	8,000,000	8,000,792
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	6,000,000	6,000,218
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	8,000,000	7,999,845
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	10,000,000	10,000,000
National Bank of Canada
SOFR + 0.200%, 3.250%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	5,000,000	5,000,095
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	13,000,000	12,995,881
SOFR + 0.530%, 3.580%, due 11/01/22[1,2]	11,000,000	11,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	11,000,000	11,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	10,000,000	10,003,007
NRW Bank 2.980%, due 11/03/22	35,000,000	34,990,792
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.240%, 3.290%, due 11/01/22[1,2]	5,000,000	4,996,343
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	8,000,000	8,000,852
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	13,000,000	13,000,000
Royal Bank of Canada
SOFR + 0.460%, 3.510%, due 11/01/22[1,2]	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,2]	5,000,000	4,999,335
SOFR + 0.440%, 3.480%, due 11/01/22[1,2]	8,000,000	8,000,520
SOFR + 0.570%, 3.610%, due 11/01/22[1,2]	11,000,000	11,000,213
SOFR + 0.610%, 3.650%, due 11/01/22[1,2]	14,000,000	14,000,000
Sumitomo Mitsui Trust Bank Ltd. 2.900%, due 11/09/22	13,000,000	12,989,567
2.970%, due 11/17/22	12,000,000	11,980,864

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken AB
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	$5,000,000	$5,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1,2]	4,000,000	4,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	13,000,000	12,986,783
SOFR + 0.390%, 3.440%, due 11/01/22[1]	7,000,000	7,000,190
SOFR + 0.500%, 3.550%, due 11/01/22[1]	8,000,000	8,002,275
SOFR + 0.560%, 3.610%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1]	13,000,000	12,996,745
Toronto Dominion Bank
SOFR + 0.380%, 3.410%, due 11/01/22[1,2]	5,000,000	5,000,677
United Overseas Bank Ltd. 2.810%, due 11/02/22	17,000,000	16,997,026
3.220%, due 12/14/22	7,000,000	6,967,172
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	7,000,000	7,000,000
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	7,000,000	6,997,381
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,2]	6,000,000	6,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	13,000,000	12,999,785
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	13,000,000	12,991,009
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	5,000,000	5,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	11,000,000	11,000,731
SOFR + 0.660%, 3.710%, due 11/01/22[1,2]	14,000,000	14,000,000
Westpac Securities NZ Ltd. 3.760%, due 05/02/23	14,000,000	14,000,000

		846,573,911

Banking-U.S.—1.4%
Collateralized Commercial Paper FLEX Co. LLC
SOFR + 0.240%, 3.290%, due 11/01/22[1,2]	5,000,000	5,000,098
SOFR + 0.250%, 3.300%, due 11/01/22[1,2]	5,000,000	5,000,000
Collateralized Commercial Paper V Co. LLC
SOFR + 0.420%, 3.470%, due 11/01/22[1]	8,000,000	8,000,163

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.500%, 3.550%, due 11/01/22[1]	$9,000,000	$8,998,263
SOFR + 0.630%, 3.680%, due 11/01/22[1]	12,000,000	12,001,409

		38,999,933
Total commercial paper (cost—$1,339,390,527)		1,339,165,383

Time deposit—2.9%
Banking-non-U.S.—2.9%
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22 (cost—$80,000,000)	80,000,000	80,000,000

Repurchase agreements—35.9%
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $747,637,100 U.S. Treasury Notes, 0.500% to 3.000% due 07/15/25 to 11/15/31; (value—$637,500,047; proceeds: $625,052,951	625,000,000	625,000,000
Repurchase agreement dated 10/31/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.000% due 11/01/22, collateralized by 368,436,100 U.S. Treasury Notes, 1.125% to 1.250 due 01/15/25 to 04/30/28; (value—$337,620,052); proceeds: $331,027,583	331,000,000	331,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 3.400% due 11/07/22, collateralized by $1,000 asset-backed convertible bond 2.625% due 02/15/28 and 22,207 shares of equity security; (value—$1,100,042); proceeds: $1,003,306[3]	$1,000,000	$1,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 3.720% due 01/06/23, collateralized by $28,420,000 various asset-backed convertible bonds, 0.500% to 6.875% due 01/17/23 to 09/15/15 and 99,000 shares of an equity security; (value—$26,390,729); proceeds: $26,245,417[3]	25,000,000	25,000,000
Total repurchase agreements (cost—$982,000,000)		982,000,000
Total investments (cost—$2,770,390,601 which approximates cost for federal income tax purposes)—101.3%		2,770,084,879

Liabilities in excess of other assets—(1.3)%		(36,204,810)
Net assets—100.0%		$2,733,880,069

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

ESG Prime Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$368,919,496	$—	$368,919,496
Commercial paper	—	1,339,165,383	—	1,339,165,383
Time deposit	—	80,000,000	—	80,000,000
Repurchase agreements	—	982,000,000	—	982,000,000
Total	$—	$2,770,084,879	$—	$2,770,084,879

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $557,960,197, represented 20.4% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. government agency obligations—16.2%
Federal Farm Credit Banks Funding Corp.
SOFR + 0.013%, 3.063%, due 11/01/22[1]	$62,000,000	$62,000,000
SOFR + 0.025%, 3.075%, due 11/01/22[1]	232,000,000	231,988,888
SOFR + 0.030%, 3.080%, due 11/01/22[1]	63,000,000	63,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	52,000,000	52,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	40,000,000	40,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	30,000,000	30,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	5,500,000	5,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	7,000,000	7,000,000
SOFR + 0.070%, 3.120%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.090%, 3.140%, due 11/01/22[1]	22,000,000	22,000,000
SOFR + 0.100%, 3.150%, due 11/01/22[1]	13,000,000	13,000,000
SOFR + 0.105%, 3.155%, due 11/01/22[1]	19,500,000	19,500,000
Federal Home Loan Bank Discount Notes 2.750%, due 12/15/22[2]	25,000,000	24,915,972
3.720%, due 12/23/22[2]	50,000,000	49,731,334
4.050%, due 01/27/23[2]	30,000,000	29,706,375
4.400%, due 04/26/23[2]	8,000,000	7,827,911
Federal Home Loan Banks 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.030%, 3.080%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.035%, 3.085%, due 11/01/22[1]	79,000,000	79,000,000
SOFR + 0.040%, 3.090%, due 11/01/22[1]	149,000,000	149,000,000
SOFR + 0.045%, 3.095%, due 11/01/22[1]	116,000,000	116,000,000
SOFR + 0.050%, 3.100%, due 11/01/22[1]	71,000,000	71,000,000
SOFR + 0.055%, 3.105%, due 11/01/22[1]	84,500,000	84,500,000
SOFR + 0.060%, 3.110%, due 11/01/22[1]	25,000,000	25,000,000
SOFR + 0.700%, 3.120%, due 11/01/22[1]	82,000,000	82,000,000
Total U.S. government agency obligations (cost—$1,404,670,480)		1,404,670,480

U.S. Treasury obligations—5.6%
U.S. Treasury Bills 1.450%, due 11/03/22[3]	43,000,000	42,996,608
2.941%, due 12/01/22[3]	59,000,000	58,858,400
3.029%, due 12/08/22[3]	64,000,000	63,804,969

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.037%, 4.078%, due 11/01/22[1]	$226,000,000	$225,876,691
3 mo. Treasury money market yield + 0.140%, 4.181%, due 11/01/22[1]	100,000,000	100,007,740
Total U.S. Treasury obligations (cost—$491,544,408)		491,544,408

Repurchase agreements—78.1%
Repurchase agreement dated 10/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.040% due 11/01/22, collateralized by $10,450,980 Federal Home Loan Mortgage Corp. obligations, 2.968% to 5.000% due 09/15/44 to 10/01/52, $31,210,411 Federal National Mortgage Association obligations, 2.500% to 4.500% due 05/01/25 to 10/25/52 and $86,770,556 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/42 to 06/16/61; (value—$71,400,000); proceeds: $70,005,911	70,000,000	70,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.190% due 01/30/23, collateralized by $454,997,498 Federal Home Loan Mortgage Corp. obligations, 0.100% to 11.100% due 03/25/29 to 03/25/54, $336,878,002 Federal National Mortgage Association obligations, 0.253% to 5.000% due 04/25/36 to 08/25/52 and $1,555,395,980 Government National Mortgage Association obligations, zero coupon to 5.000% due 02/20/34 to 03/16/64; (value— $103,000,001); proceeds: $100,248,111[4]	100,000,000	100,000,000
Repurchase agreement dated 10/31/22 with Toronto-Dominion Bank, 3.050% due 11/01/22, collateralized by $119,600,000 Federal Home Loan Mortgage Corp. obligations, 3.762% to 4.350% due 07/15/36 to 03/15/45 and $533,950,865 Federal National Mortgage Association obligations, 1.500% to 5.500% due 04/25/23 to 02/25/51; (value— $102,000,000); proceeds: $100,008,472	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 3.060% due 12/05/22, collateralized by $17,604,808 Federal National Mortgage Association obligations, 3.000% to 3.500% due 01/25/43 to 06/25/48 and $103,114,609 Government National Mortgage Association obligations, 2.000% to 5.000% due 03/20/41 to 10/20/52; (value—$102,000,000); proceeds: $101,819,000[4]	$100,000,000	$100,000,000
Repurchase agreement dated 10/03/22 with J.P. Morgan Securities LLC, 3.060% due 11/07/22, collateralized by $282,219,454 Federal National Mortgage Association obligations, 2.000% to 6.000% due 08/01/36 to 09/01/52; (value— $204,000,001); proceeds: $200,476,000[4]	200,000,000	200,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.060% due 11/01/22, collateralized by $1,890,001,757 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.997% due 05/25/23 to 03/25/58, $1,558,033,365 Federal National Mortgage Association obligations, zero coupon to 5.000% due 08/25/24 to 01/25/52 and $2,297,529,578 Government National Mortgage Association obligations, zero coupon to 5.500% due 07/20/39 to 03/16/64; (value—$515,000,001); proceeds: $500,042,500	500,000,000	500,000,000
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.050% due 11/01/22, collateralized by $503,178,015 Federal Home Loan Mortgage Corp. obligations, 3.500% to 6.500% due 01/01/28 to 10/01/52, $1,554,162,388 Federal National Mortgage Association obligations, 1.500% to 7.500% due 07/01/28 to 03/01/61 and $75,335,770 Government National Mortgage Association obligations, 2.500% to 5.500% due 11/20/35 to 09/20/62; (value—$969,000,001); proceeds: $950,080,486	950,000,000	950,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $1,063,905,500 U.S. Treasury Bill, zero coupon due 01/26/23; (value— $1,053,660,090); proceeds: $1,033,086,370	$1,033,000,000	$1,033,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by 4,058,989,300 U.S. Treasury Notes, 1.625% to 2.250% due 08/15/27 to 08/15/29; (value—$3,730,316,043); proceeds: $3,730,316,014	3,730,000,000	3,730,000,000
Total repurchase agreements (cost—$6,783,000,000)		6,783,000,000
Total investments (cost—$8,679,214,888 which approximates cost for federal income tax purposes)—99.9%		8,679,214,888

Other assets in excess of liabilities—0.1%		7,542,039
Net assets—100.0%		$8,686,756,927

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,404,670,480	$—	$1,404,670,480
U.S. Treasury obligations	—	491,544,408	—	491,544,408
Repurchase agreements	—	6,783,000,000	—	6,783,000,000
Total	$—	$8,679,214,888	$—	$8,679,214,888

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
U.S. Treasury obligations—30.2%
U.S. Treasury Bills 1.411%, due 11/10/22[1]	$338,000,000	$337,883,221
1.450%, due 11/03/22[1]	216,000,000	215,982,960
1.522%, due 11/17/22[1]	210,000,000	209,860,933
1.563%, due 11/25/22[1]	215,000,000	214,780,700
1.615%, due 12/01/22[1]	208,000,000	207,726,133
1.749%, due 12/08/22[1]	215,000,000	214,622,138
2.541%, due 11/03/22[1]	244,000,000	243,966,247
2.633%, due 11/10/22[1]	362,000,000	361,766,510
2.659%, due 11/17/22[1]	168,000,000	167,805,493
2.798%, due 11/25/22[1]	249,000,000	248,545,160
2.845%, due 12/13/22[1]	245,000,000	244,205,383
2.941%, due 12/01/22[1]	251,000,000	250,397,600
2.958%, due 12/20/22[1]	241,000,000	240,052,000
3.029%, due 12/08/22[1]	249,000,000	248,241,207
3.041%, due 12/27/22[1]	253,000,000	251,831,140
3.055%, due 11/22/22[1]	4,500,000	4,492,121
U.S. Treasury Notes
3 mo. Treasury money market yield – 0.075%, 3.966%, due 11/01/22[2]	200,000,000	199,999,986
3 mo. Treasury money market yield + 0.029%, 4.070%, due 11/01/22[2]	614,210,000	614,220,815
3 mo.Treasury money market yield + 0.034%, 4.075%, due 11/01/22[2]	468,575,000	468,580,619
3 mo.Treasury money market yield + 0.035%, 4.076%, due 11/01/22[2]	500,000,000	499,992,423
3 mo.Treasury money market yield + 0.037%, 4.078%, due 11/01/22[2]	935,000,000	934,542,350
3 mo.Treasury money market yield + 0.049%, 4.090%, due 11/01/22[2]	852,950,000	852,968,352
3 mo. Treasury money market yield + 0.140%, 4.181%, due 11/01/22[2]	250,000,000	250,019,349
Total U.S. Treasury obligations (cost—$7,482,482,840)		7,482,482,840

Repurchase agreements—68.4%
Repurchase agreement dated 10/31/22 with J.P. Morgan Securities LLC, 3.000% due 11/01/22, collateralized by $171,352,400, U.S. Treasury Bond, 3.625% due 02/15/44; (value—$153,000,030); proceeds: $150,012,500	150,000,000	150,000,000
Repurchase agreement dated 10/31/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.000% due 11/01/22, collateralized by $262,499,300 U.S. Treasury Note, 4.375% due 10/31/24; (value—$262,242,051); proceeds: $257,121,425	257,100,000	257,100,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $955,764,100 U.S. Treasury Bill, zero coupon due 01/26/23; (value—$946,560,092); proceeds: $928,077,591	$928,000,000	$928,000,000
Repurchase agreement dated 10/31/22 with Barclays Bank PLC, 3.050% due 11/01/22, collateralized by $1,096,722,200 U.S. Treasury Bonds, 1.250% to 4.625% due 02/15/40 to 08/15/50 and $1,219,269,000 U.S. Treasury Notes, 0.125% to 2.875% due 12/31/22 to 08/15/28; (value—$1,912,500,008); proceeds: $1,875,158,854	1,875,000,000	1,875,000,000
Repurchase agreement dated 10/31/22 with Federal Reserve Bank of New York, 3.050% due 11/01/22, collateralized by $14,337,943,100 U.S. Treasury Notes, 1.625% to 2.625% due 11/15/22 to 08/15/29; (value—$13,716,162,050); proceeds: $13,716,161,965	$13,715,000,000	$13,715,000,000
Total repurchase agreements (cost—$16,925,100,000)		16,925,100,000
Total investments (cost—$24,407,582,840 which approximates cost for federal income tax purposes)—98.6%		24,407,582,840

Other assets in excess of liabilities—1.4%		353,016,899
Net assets—100.0%		$24,760,599,739

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$7,482,482,840	$—	$7,482,482,840
Repurchase agreements	—	16,925,100,000	—	16,925,100,000
Total	$—	$24,407,582,840	$—	$24,407,582,840

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2022.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Certificates of deposit—12.6%
Banking-non-U.S.—11.5%
Bank of Nova Scotia
SOFR + 0.510%, 3.560%, due 11/01/22[1]	$19,000,000	$19,000,000
Canadian Imperial Bank of Commerce
SOFR + 0.480%, 3.530%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.
SOFR + 0.460%, 3.510%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	19,000,000	19,000,000
MUFG Bank Ltd.
SOFR + 0.710%, 3.750%, due 11/01/22[1]	50,000,000	50,000,000
Nordea Bank Abp
SOFR + 0.400%, 3.450%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1]	6,000,000	6,000,110
SOFR + 0.550%, 3.600%, due 11/01/22[1]	21,000,000	21,000,000
SOFR + 0.580%, 3.630%, due 11/01/22[1]	17,000,000	17,000,000
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.400%, 3.440%, due 11/01/22[1]	7,000,000	7,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.470%, 3.510%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.530%, 3.570%, due 11/01/22[1]	12,000,000	12,000,000
Royal Bank of Canada
SOFR + 0.700%, 3.750%, due 11/01/22[1]	27,000,000	27,000,000
Sumitomo Mitsui Banking Corp.
SOFR + 0.450%, 3.500%, due 11/01/22[1]	26,000,000	26,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	19,000,000	19,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	13,000,000	13,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1]	27,000,000	27,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.330%, 3.380%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.510%, 3.560%, due 11/01/22[1]	27,000,000	27,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.600%, 3.650%, due 11/01/22[1]	$15,000,000	$15,000,000
Svenska Handelsbanken
SOFR + 0.430%, 3.470%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1]	27,000,000	27,000,000
SOFR + 0.530%, 3.570%, due 11/01/22[1]	29,000,000	29,000,000
Swedbank AB
SOFR + 0.570%, 3.610%, due 11/01/22[1]	18,000,000	18,000,000
Toronto Dominion Bank
3.300%, due 11/01/22	11,000,000	11,000,000
3.510%, due 11/01/22	20,000,000	20,000,000
3.640%, due 11/01/22	27,000,000	27,000,000
Westpac Banking Corp.
SOFR + 0.550%, 3.600%, due 11/01/22[1]	8,000,000	8,000,000

		622,000,110

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 3.400%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1]	11,000,000	11,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.630%, 3.680%, due 11/01/22[1]	27,000,000	27,000,000

		60,000,000
Total Certificates of deposit (cost—$682,000,110)		682,000,110

Commercial paper—58.4%
Asset-backed-miscellaneous—16.5%
Albion Capital Corp. SA/Albion Capital LLC
2.950%, due 11/21/22	40,000,000	39,934,444
Antalis SA
2.870%, due 11/02/22[2]	13,000,000	12,998,964
2.920%, due 11/04/22[2]	11,000,000	10,997,323
2.950%, due 11/07/22[2]	10,000,000	9,995,083
2.950%, due 11/09/22[2]	8,000,000	7,994,756
3.120%, due 11/29/22[2]	21,000,000	20,949,040
3.300%, due 11/07/22[2]	35,000,000	34,980,750
4.020%, due 01/03/23	19,000,000	18,866,335
4.020%, due 01/05/23	9,000,000	8,934,675
4.510%, due 01/18/23	21,000,000	20,794,795
Atlantic Asset Securitization LLC
3.370%, due 11/15/22	26,000,000	25,965,926
Barton Capital SA
3.150%, due 11/04/22	50,000,000	49,986,875
3.450%, due 11/15/22	10,695,000	10,680,651
3.520%, due 11/14/22[2]	10,000,000	9,987,289

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value

Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Chariot Funding LLC
3.300%, due 11/16/22	$34,000,000	$33,953,250
Gotham Funding Corp.
4.120%, due 01/10/23	26,000,000	25,791,711
Liberty Street Funding LLC
2.850%, due 11/15/22[2]	27,900,000	27,869,077
3.055%, due 11/28/22[2]	11,000,000	10,974,796
3.060%, due 11/30/22[2]	8,000,000	7,980,280
LMA-Americas LLC
2.930%, due 11/17/22[2]	19,500,000	19,474,607
2.930%, due 11/18/22[2]	12,000,000	11,983,397
3.080%, due 11/29/22[2]	10,000,000	9,976,044
3.150%, due 12/01/22[2]	12,000,000	11,968,500
3.470%, due 11/17/22[2]	16,520,000	16,494,522
3.600%, due 11/18/22[2]	10,430,000	10,412,269
Old Line Funding LLC
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.540%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	32,000,000	32,000,000
Sheffield Receivables Co. LLC
2.850%, due 11/01/22[2]	27,000,000	27,000,000
2.950%, due 11/16/22[2]	20,000,000	19,975,417
2.960%, due 11/22/22[2]	27,000,000	26,953,380
3.100%, due 12/07/22[2]	20,000,000	19,938,000
Starbird Funding Corp.
3.050%, due 11/01/22	25,000,000	25,000,000
3.080%, due 11/30/22[2]	21,000,000	20,947,897
Thunder Bay Funding LLC
SOFR + 0.420%, 3.460%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	21,000,000	21,000,000
SOFR + 0.600%, 3.640%, due 11/01/22[1,2]	15,000,000	15,000,000
4.000%, due 01/17/23	9,000,000	8,923,000
Versailles CDS LLC
2.870%, due 11/01/22	11,000,000	11,000,000
Versailles Commercial Paper LLC
2.850%, due 11/01/22	29,000,000	29,000,000
3.070%, due 12/05/22	16,000,000	15,953,609
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	21,000,000	21,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	16,000,000	16,000,000
Victory Receivables Corp.
2.870%, due 11/02/22[2]	13,467,000	13,465,926
2.930%, due 11/18/22[2]	23,000,000	22,968,177

		894,070,765

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—40.2%
ANZ New Zealand International Ltd.
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	$26,000,000	$26,000,000
Australia & New Zealand Banking Group Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	23,000,000	23,000,000
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	20,000,000	19,990,071
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	12,000,000	12,000,000
Bank of Montreal
SOFR + 0.260%, 3.310%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.410%, 3.460%, due 11/01/22[1]	9,000,000	9,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	10,000,000	10,000,000
Bank of Nova Scotia
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	27,000,000	27,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	20,000,000	20,000,000
Barclays Bank PLC
2.850%, due 11/02/22[2]	25,000,000	24,998,021
2.980%, due 11/16/22[2]	17,000,000	16,978,892
3.270%, due 11/08/22	24,000,000	23,984,740
Canadian Imperial Bank of Commerce
0.350%, due 11/03/22[2]	12,000,000	11,999,767
Commonwealth Bank of Australia
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	31,000,000	31,000,000
SOFR + 0.640%, 3.690%, due 11/01/22[1,2]	20,000,000	20,000,000
Credit Agricole Corporate & Investment Bank
3.030%, due 11/22/22	17,000,000	16,969,952
DBS Bank Ltd.
3.000%, due 11/23/22[2]	21,000,000	20,961,500
3.550%, due 12/15/22	23,000,000	22,900,205
DNB Bank ASA
2.910%, due 11/01/22	200,000,000	200,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
3.040%, due 11/01/22	175,000,000	175,000,000
Erste Finance Delaware LLC
3.080%, due 11/03/22	137,000,000	136,976,558
Federation Des Caisses
3.060%, due 11/03/22[2]	45,000,000	44,992,350
Federation des Caisses Desjardins du Quebec
2.820%, due 11/03/22[2]	17,000,000	16,997,337
3.050%, due 11/01/22	110,000,000	110,000,000
3.050%, due 11/02/22	40,000,000	39,996,611
Mitsubishi UFJ Trust & Banking Corp.
2.870%, due 11/03/22[2]	32,000,000	31,994,898

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd.
2.965%, due 11/25/22[2]	$21,000,000	$20,958,490
2.970%, due 12/02/22[2]	20,000,000	19,948,850
National Australia Bank Ltd.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.420%, 3.470%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.480%, 3.530%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1,2]	10,000,000	10,000,000
National Bank of Canada
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.450%, 3.500%, due 11/01/22[1,2]	27,000,000	27,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	15,000,000	15,000,000
NRW Bank
2.980%, due 11/02/22	70,000,000	69,994,205
2.980%, due 11/03/22	65,000,000	64,989,239
2.980%, due 11/04/22	50,000,000	49,987,583
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 3.400%, due 11/01/22[1,2]	24,000,000	24,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	27,000,000	27,000,000
Royal Bank of Canada
SOFR + 0.460%, 3.510%, due 11/01/22[1,2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.380%, 3.420%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.440%, 3.480%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.570%, 3.610%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1,2]	27,000,000	27,000,000
Sumitomo Mitsui Trust Bank Ltd.
2.900%, due 11/09/22[2]	21,000,000	20,986,467
2.970%, due 11/17/22[2]	20,000,000	19,973,600
Svenska Handelsbanken AB
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.510%, 3.550%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	15,000,000	15,000,000

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Swedbank AB
SOFR + 0.340%, 3.390%, due 11/01/22[1]	$24,000,000	$24,000,000
SOFR + 0.390%, 3.440%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	12,000,000	12,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1]	18,000,000	18,000,000
SOFR + 0.610%, 3.650%, due 11/01/22[1]	27,000,000	27,000,000
Toronto Dominion Bank
SOFR + 0.380%, 3.410%, due 11/01/22[1,2]	10,000,000	10,000,000
Toronto-Dominion Bank
3.070%, due 11/01/22	60,000,000	60,000,000
3.070%, due 11/03/22	20,000,000	19,996,589
United Overseas Bank Ltd.
2.810%, due 11/02/22[2]	25,000,000	24,998,049
3.110%, due 12/08/22	15,000,000	14,952,054
3.220%, due 12/14/22	10,000,000	9,961,539
SOFR + 0.390%, 3.440%, due 11/01/22[1,2]	10,000,000	10,000,000
SOFR + 0.400%, 3.440%, due 11/01/22[1,2]	13,000,000	13,000,000
SOFR + 0.430%, 3.470%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.450%, 3.490%, due 11/01/22[1,2]	20,000,000	20,000,000
SOFR + 0.540%, 3.580%, due 11/01/22[1,2]	27,000,000	27,000,000
Westpac Banking Corp.
SOFR + 0.400%, 3.450%, due 11/01/22[1,2]	26,000,000	26,000,000
SOFR + 0.430%, 3.480%, due 11/01/22[1,2]	12,000,000	12,000,000
SOFR + 0.550%, 3.600%, due 11/01/22[1,2]	8,000,000	8,000,000
SOFR + 0.560%, 3.610%, due 11/01/22[1,2]	17,000,000	17,000,000
SOFR + 0.660%, 3.710%, due 11/01/22[1,2]	28,000,000	28,000,000
Westpac Securities NZ Ltd.
3.760%, due 05/02/23	27,000,000	27,000,000

		2,174,487,567

Banking-U.S.—1.7%
Bedford Row Funding Corp.
SOFR + 0.650%, 3.700%, due 11/01/22[1,2]	18,000,000	18,000,000
Collateralized Commercial Paper V Co. LLC
SOFR + 0.420%, 3.470%, due 11/01/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 3.550%, due 11/01/22[1]	17,000,000	17,000,000
SOFR + 0.530%, 3.580%, due 11/01/22[1]	28,000,000	28,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.630%, 3.680%, due 11/01/22[1]	$18,000,000	$18,000,000

		91,000,000
Total commercial paper (cost—$3,159,558,332)		3,159,558,332

Time deposits—8.9%
Banking-non-U.S.—8.9%
ABN AMRO Bank NV
3.060%, due 11/01/22	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank
3.050%, due 11/01/22	135,000,000	135,000,000
Mizuho Corporate Bank Ltd. 3.070%, due 11/01/22	145,000,000	145,000,000
Total time deposits (cost—$480,000,000)		480,000,000

Repurchase agreements—20.5%
Repurchase agreement dated 10/31/22 with Goldman Sachs & Co., 3.000% due 11/01/22, collateralized by $6,293,900 U.S. Treasury Bond, 2.500% due 02/15/45; (value—$4,590,040); proceeds: $4,500,375	4,500,000	4,500,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA, 3.160% due 11/01/22, collateralized by $57,471,526 various asset-backed convertible bonds, 3.000% to 7.529% due 11/05/29 to 08/25/52; (value—$26,813,184); proceeds: $25,002,194	25,000,000	25,000,000
Repurchase agreement dated 10/31/22 with BNP Paribas SA., 3.200% due 11/01/22, collateralized by $56,094,248 various asset-backed convertible bonds, 3.876% to 8.000% due 12/15/22 to 06/25/33; (value—$54,000,089); proceeds: $50,004,444	50,000,000	50,000,000
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.720% due 02/03/23, collateralized by $29,289,510, various asset-backed convertible bonds, 0.500% to 13.000% due 11/16/22 to 12/31/99 and 827 shares of various equity securities; (value—$26,425,953); proceeds: $25,072,333[3]	25,000,000	25,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/03/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 3.720% due 02/03/23, collateralized by $72,070,773 various asset-backed convertible bonds, zero coupon to 10.500% due 11/15/22 to 12/31/99 and 51,389 shares of various equity securities; (value—$69,121,974); proceeds: $65,188,067[3]	$65,000,000	$65,000,000
Repurchase agreement dated 10/31/22 with Fixed Income Clearing Corp., 3.010% due 11/01/22, collateralized by $967,572,100 U.S. Treasury Bills, zero coupon due 01/19/23 to 01/26/23; (value—$958,800,057); proceeds: $940,078,594	940,000,000	940,000,000
Total repurchase agreements (cost—$1,109,500,000)		1,109,500,000
Total investments (cost — $5,431,058,442 which approximates cost for federal income tax purposes)—100.4%		5,431,058,442

Liabilities in excess of other assets—(0.4)%		(21,455,763)
Net assets—100.0%		$5,409,602,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$682,000,110	$—	$682,000,110
Commercial paper	—	3,159,558,332	—	3,159,558,332
Time deposits	—	480,000,000	—	480,000,000
Repurchase agreements	—	1,109,500,000	—	1,109,500,000
Total	$—	$5,431,058,442	$—	$5,431,058,442

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,599,063,786, represented 29.6% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2022.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—96.8%
Alaska—2.2%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 1.660%, VRD	$5,250,000	$5,250,000
Series B, 1.660%, VRD	7,635,000	7,635,000
Series C, 1.660%, VRD	7,365,000	7,365,000

		20,250,000

Arizona—5.2%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 1.640%, VRD	19,810,000	19,810,000
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Refunding, Revenue Bonds, Series A, 1.640%, VRD	1,300,000	1,300,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 1.630%, VRD	27,470,000	27,470,000

		48,580,000

California—1.0%
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds, Series C, 1.850%, VRD	7,900,000	7,900,000
City of Modesto Water Revenue, Refunding, COP, Series A, 1.950%, VRD	1,035,000	1,035,000

		8,935,000

Colorado—5.1%
City & County of Denver Co., Refunding, COP, Series A1, 1.640%, VRD	16,750,000	16,750,000
City & County of Denver Co., Refunding, COP, Series A2, 1.640%, VRD	2,900,000	2,900,000
City & County of Denver, Refunding, COP, Series A3, 1.640%, VRD	5,555,000	5,555,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B-REMK, 2.250%, VRD	4,800,000	4,800,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 1.640%, VRD	9,000,000	9,000,000
2.250%, VRD	7,970,000	7,970,000

		46,975,000

	Face amount	Value
Municipal bonds—(continued)
Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 2.250%, VRD	$1,170,000	$1,170,000

District of Columbia—2.0%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 2.260%, VRD	11,000,000	11,000,000
District of Columbia, GO Bonds, Series A, 2.000%, VRD	7,000,000	7,000,000
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Subseries D-2, 1.600%, VRD	1,050,000	1,050,000

		19,050,000

Florida—1.7%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 2.220%, VRD	5,990,000	5,990,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds,
Series B, 1.620%, VRD	3,550,000	3,550,000
Series C, 2.250%, VRD	400,000	400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 2.200%, VRD	5,540,000	5,540,000

		15,480,000

Illinois—11.8%
Illinois Development Finance Authority, Chicago Symphony Project, Revenue Bonds 2.410%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 2.320%, VRD	17,200,000	17,200,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 2.250%, VRD	8,580,000	8,580,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 2.260%, VRD	8,000,000	8,000,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds 2.290%, VRD	6,660,000	6,660,000
2.290%, VRD	8,450,000	8,450,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E2, 2.260%, VRD	$900,000	$900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1-REMK, 2.260%, VRD	15,000,000	15,000,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 2.230%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 2.230%, VRD	12,015,000	12,015,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 2.250%, VRD	1,780,000	1,780,000

		109,685,000

Indiana—7.6%
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 1.710%, VRD	27,000,000	27,000,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 2.220%, VRD	26,400,000	26,400,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 1.640%, VRD	17,250,000	17,250,000

		70,650,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 2.230%, VRD	620,000	620,000

Maryland—1.1%
County of Montgomery, GO Bonds, Series E, 1.640%, VRD	7,600,000	7,600,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 2.240%, VRD	2,350,000	2,350,000

		9,950,000

	Face amount	Value
Municipal bonds—(continued)
Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 2.120%, VRD	$700,000	$700,000

Michigan—0.1%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds 1.640%, VRD	1,100,000	1,100,000

Minnesota—0.6%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 2.300%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 2.320%, VRD	3,100,000	3,100,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 2.230%, VRD	1,200,000	1,200,000

		6,000,000

Mississippi—4.9%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 1.660%, VRD	1,400,000	1,400,000
Series A, 1.660%, VRD	3,985,000	3,985,000
Series A, 2.200%, VRD	1,845,000	1,845,000
Series B, 1.660%, VRD	575,000	575,000
Series B, 1.660%, VRD	2,900,000	2,900,000
Series B, 1.660%, VRD	3,195,000	3,195,000
Series B, 2.200%, VRD	600,000	600,000
Series C, 1.660%, VRD	3,125,000	3,125,000
Series C, 1.660%, VRD	5,860,000	5,860,000
Series E, 1.660%, VRD	1,200,000	1,200,000
Series E, 1.660%, VRD	2,000,000	2,000,000
Series G, 1.660%, VRD	1,990,000	1,990,000
Series G, 1.660%, VRD	3,090,000	3,090,000
Series G, 1.660%, VRD	4,945,000	4,945,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series H, 1.660%, VRD	$2,825,000	$2,825,000
Series L, 1.660%, VRD	1,775,000	1,775,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series K, 1.660%, VRD	1,795,000	1,795,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds.., Series D, 1.660%, VRD	740,000	740,000
Mississippi Development Bank, Jackson County Industrial Water System, Revenue Bonds 1.660%, VRD	1,950,000	1,950,000

		45,795,000

Missouri—3.2%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3, 2.250%, VRD	10,000,000	10,000,000
Series C-5, 2.200%, VRD	3,080,000	3,080,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 2.230%, VRD	2,020,000	2,020,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 1.690%, VRD	10,140,000	10,140,000
Series B-2, 1.660%, VRD	2,250,000	2,250,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series C-REMK, 1.640%, VRD	2,500,000	2,500,000

		29,990,000

Nebraska—0.1%
Douglas County Hospital Authority No. 2, Health Facilities for Children, Refunding, Revenue Bonds, Series A, 1.600%, VRD	500,000	500,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 2.370%, VRD	555,000	555,000

	Face amount	Value
Municipal bonds—(continued)
New Hampshire—0.0%†
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 2.220%, VRD	$350,000	$350,000

New York—15.3%
City of New York, GO Bonds,
Subseries B-3, 2.190%, VRD	9,300,000	9,300,000
Subseries D-4, 1.600%, VRD	9,050,000	9,050,000
Subseries L-4, 1.630%, VRD	4,870,000	4,870,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series A, 2.240%, VRD	4,555,000	4,555,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1, 1.600%, VRD	6,325,000	6,325,000
Subseries 2012G-1-REMK, 1.600%, VRD	10,990,000	10,990,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 2.190%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 2.220%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB-1, 2.200%, VRD	13,845,000	13,845,000
Series BB-5, 1.610%, VRD	20,375,000	20,375,000
Series DD-2, 1.590%, VRD	1,900,000	1,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 1.630%, VRD	4,500,000	4,500,000
Series A-3, 1.600%, VRD	8,675,000	8,675,000
Series C6, 2.240%, VRD	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series E4, 1.590%, VRD	4,000,000	4,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A, 2.200%, VRD	9,745,000	9,745,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 2.190%, VRD	$3,000,000	$3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C-REMK, 1.630%, VRD	250,000	250,000
Subseries B-3, 1.570%, VRD	25,000,000	25,000,000

		142,040,000

North Carolina—0.3%
Charlotte-Mecklenburg Hospital Authority, Carolinas, Revenue Bonds, AGM, Series E-REMK, 1.620%, VRD	2,550,000	2,550,000

Ohio—4.7%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 2.240%, VRD	9,700,000	9,700,000
Series B-R, 2.240%, VRD	3,015,000	3,015,000
Series C-R, 2.240%, VRD	5,105,000	5,105,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 2.180%, VRD	16,500,000	16,500,000
State of Ohio, GO Bonds,
Series B, 2.150%, VRD	2,245,000	2,245,000
Series D, 2.240%, VRD	6,955,000	6,955,000

		43,520,000

Oregon—1.3%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Revenue Bonds, Series A, 1.640%, VRD	12,600,000	12,600,000

Pennsylvania—9.0%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 2.260%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 2.290%, VRD	14,045,000	14,045,000

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 2.180%, VRD	$10,345,000	$10,345,000
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series A, 2.250%, VRD	5,000,000	5,000,000
Series B-REMK, 2.260%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 2.180%, VRD	19,855,000	19,855,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 2.220%, VRD	6,400,000	6,400,000

		83,340,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute of Technology, Refunding, Revenue Bonds 2.230%, VRD	735,000	735,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 2.230%, VRD	4,150,000	4,150,000

Texas—11.8%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 2.180%, VRD	1,450,000	1,450,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 2.150%, VRD	1,035,000	1,035,000
Series B, 2.150%, VRD	5,000,000	5,000,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 2.260%, VRD	11,250,000	11,250,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4-REMK, 2.240%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 1.640%, VRD	34,820,000	34,820,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1, 1.640%, VRD	$1,700,000	$1,700,000
Series A-2, 1.640%, VRD	3,325,000	3,325,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 2.260%, VRD	7,870,000	7,870,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds 1.680%, VRD	7,585,000	7,585,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds
1.680%, VRD	700,000	700,000
Series A, 1.660%, VRD	4,400,000	4,400,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 2.240%, VRD	800,000	800,000
State of Texas, Veterans, GO Bonds 2.260%, VRD	605,000	605,000
2.300%, VRD	7,540,000	7,540,000
Series C, 2.350%, VRD	9,425,000	9,425,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B1, 2.270%, VRD	8,500,000	8,500,000

		109,505,000

Utah—1.7%
City of Murray Hospital, IHC Health Services, Inc., Revenue Bonds, Series C, 1.640%, VRD	8,810,000	8,810,000
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C, 1.640%, VRD	6,390,000	6,390,000
Series D, 1.630%, VRD	800,000	800,000

		16,000,000

Virginia—4.0%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 2.230%, VRD	10,990,000	10,990,000
Series A, 2.320%, VRD	3,900,000	3,900,000

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Series D, 2.280%, VRD	$14,055,000	$14,055,000
Series F, 2.190%, VRD	5,660,000	5,660,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 2.220%, VRD	2,350,000	2,350,000

		36,955,000

Washington—1.0%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK, 2.250%, VRD	9,400,000	9,400,000

Wisconsin—0.2%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Inc., Revenue Bonds, Series A, 1.620%, VRD	2,000,000	2,000,000
Total municipal bonds (cost—$899,130,000)		899,130,000

Tax-exempt commercial paper—2.8%
Illinois—0.6%
Illinois Educational Facilities Authority 1.850%, due 11/02/22	6,150,000	6,150,000

Minnesota—1.1%
Rochester Minnesota Health Care Facilities Revenue 2.600%, due 11/16/22	10,000,000	10,000,000

Texas—1.1%
Board of Regents of the University of Texas System 1.900%, due 12/05/22	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$26,150,000)		26,150,000
Total investments (cost—$925,280,000 which approximates cost for federal income tax purposes)—99.6%		925,280,000

Other assets in excess of liabilities—0.4%		3,657,167
Net assets—100.0%		$928,937,167

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Tax-Free Master Fund

Portfolio of investments—October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$899,130,000	$—	$899,130,000
Tax-exempt commercial paper	—	26,150,000	—	26,150,000
Total	$—	$925,280,000	$—	$925,280,000

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

Glossary of terms used in the Portfolio of investments (unaudited)

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
SOFR	Secured Overnight Financing Rate

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October, 2022 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2022 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$4,656,934,016	$1,788,390,601	$1,896,214,888	$7,482,482,840	$4,321,558,442	$925,280,000
Repurchase agreements	3,314,000,000	982,000,000	6,783,000,000	16,925,100,000	1,109,500,000	—

Investments, at value
Investments	4,656,015,516	1,788,084,879	1,896,214,888	7,482,482,840	4,321,558,442	925,280,000
Repurchase agreements	3,314,000,000	982,000,000	6,783,000,000	16,925,100,000	1,109,500,000	—
Cash	1,317,395	752,332	2,128,758	353,024,876	1,956,423	1,640,019
Receivable for investments sold	—	—	—	—	50,000,000	2,703,361
Receivable for interest and dividends	6,842,603	2,211,430	5,532,782	1,865,298	3,988,209	1,650,258
Total assets	7,978,175,514	2,773,048,641	8,686,876,428	24,762,473,014	5,487,003,074	931,273,638

Liabilities:
Payable for investments purchased	39,000,000	39,000,000	—	—	76,995,764	2,278,170
Payable to affiliate	590,112	168,572	119,501	1,873,275	404,631	58,301
Total liabilities	39,590,112	39,168,572	119,501	1,873,275	77,400,395	2,336,471
Net assets, at value	$7,938,585,402	$2,733,880,069	$8,686,756,927	$24,760,599,739	$5,409,602,679	$928,937,167

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2022 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$69,474,446	$23,541,876	$62,069,861	$224,428,778	$41,270,963	$5,732,665
Expenses:
Investment advisory and administration fees	3,137,540	1,039,363	2,987,421	11,736,476	1,747,355	452,521
Trustees fees	26,035	13,176	26,114	77,266	18,213	9,906
Total expenses	3,163,575	1,052,539	3,013,535	11,813,742	1,765,568	462,427
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(438,083)	(2,745,980)	—	—	—
Net expenses	3,163,575	614,456	267,555	11,813,742	1,765,568	462,427
Net investment income (loss)	66,310,871	22,927,420	61,802,306	212,615,036	39,505,395	5,270,238
Net realized gain (loss)	—	—	—	(22,601)	—	33
Net change in unrealized appreciation (depreciation)	900,924	29,593	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$67,211,795	$22,957,013	$61,802,306	$212,592,435	$39,505,395	$5,270,271

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$66,310,871	$6,137,488
Net realized gain (loss)	—	30,020
Net change in unrealized appreciation (depreciation)	900,924	(2,396,525)
Net increase (decrease) in net assets resulting from operations	67,211,795	3,770,983
Net increase (decrease) in net assets from beneficial interest transactions	2,934,514,620	(3,890,021,125)
Net increase (decrease) in net assets	3,001,726,415	(3,886,250,142)
Net assets:

Beginning of period	4,936,858,987	8,823,109,129
End of period	$7,938,585,402	$4,936,858,987

	ESG Prime Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$22,927,420	$1,542,924
Net realized gain (loss)	—	(14,219)
Net change in unrealized appreciation (depreciation)	29,593	(357,927)
Net increase (decrease) in net assets resulting from operations	22,957,013	1,170,778
Net increase (decrease) in net assets from beneficial interest transactions	1,241,489,491	857,754,697
Net increase (decrease) in net assets	1,264,446,504	858,925,475
Net assets:

Beginning of period	1,469,433,565	610,508,090
End of period	$2,733,880,069	$1,469,433,565

	Government Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$61,802,306	$1,609,012
Net realized gain (loss)	—	8,316
Net increase (decrease) in net assets resulting from operations	61,802,306	1,617,328
Net increase (decrease) in net assets from beneficial interest transactions	4,327,276,993	(4,526,632,556)
Net increase (decrease) in net assets	4,389,079,299	(4,525,015,228)
Net assets:

Beginning of period	4,297,677,628	8,822,692,856
End of period	$8,686,756,927	$4,297,677,628

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$212,615,036	$9,984,379
Net realized gain (loss)	(22,601)	2,691
Net increase (decrease) in net assets resulting from operations	212,592,435	9,987,070
Net increase (decrease) in net assets from beneficial interest transactions	2,866,618,627	(11,003,789,356)
Net increase (decrease) in net assets	3,079,211,062	(10,993,802,286)
Net assets:

Beginning of period	21,681,388,677	32,675,190,963
End of period	$24,760,599,739	$21,681,388,677

	Prime CNAV Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$39,505,395	$2,238,250
Net realized gain (loss)	—	(2)
Net increase (decrease) in net assets resulting from operations	39,505,395	2,238,248
Net increase (decrease) in net assets from beneficial interest transactions	3,461,662,049	(2,543,210,434)
Net increase (decrease) in net assets	3,501,167,444	(2,540,972,186)
Net assets:

Beginning of period	1,908,435,235	4,449,407,421
End of period	$5,409,602,679	$1,908,435,235

	Tax-Free Master Fund
	For the six months ended October 31, 2022 (unaudited)	For the year ended April 30, 2022
From operations:

Net investment income (loss)	$5,270,238	$387,547
Net realized gain (loss)	33	59
Net increase (decrease) in net assets resulting from operations	5,270,271	387,606
Net increase (decrease) in net assets from beneficial interest transactions	39,980,875	69,072,966
Net increase (decrease) in net assets	45,251,146	69,460,572
Net assets:

Beginning of period	883,686,021	814,225,449
End of period	$928,937,167	$883,686,021

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.08%
Net investment income (loss)	2.10%[1]	0.09%	0.19%	1.90%	2.32%	1.41%
Supplemental data:
Total investment return[2]	0.99%	0.10%	0.15%	1.92%	2.31%	1.38%
Net assets, end of period (000’s)	$7,938,585	$4,936,859	$8,823,109	$16,520,754	$15,779,160	$7,775,651

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
		2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.06%[2]	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	2.18%[2]	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	1.02%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$2,733,880	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005% or (0.005)%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.01%[1]	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	2.05%[1]	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[2]	0.93%	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of period (000’s)	$8,686,757	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	1.80%[1]	0.04%	0.09%	1.56%	2.07%	1.08%
Supplemental data:
Total investment return[2]	0.88%	0.04%	0.08%	1.70%	2.10%	1.08%
Net assets, end of period (000’s)	$24,760,600	$21,681,389	$32,675,191	$34,803,721	$17,222,690	$18,029,945

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	2.24%[1]	0.08%	0.19%	1.83%	2.29%	1.34%
Supplemental data:
Total investment return[2]	0.99%	0.09%	0.17%	1.90%	2.27%	1.32%
Net assets, end of period (000’s)	$5,409,603	$1,908,435	$4,449,407	$7,495,231	$4,881,630	$2,370,336

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2022 (unaudited)	Years ended April 30,
		2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.05%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	1.14%[1]	0.05%	0.04%	1.19%	1.35%	0.93%
Supplemental data:
Total investment return[2]	0.58%	0.05%	0.04%	1.23%	1.38%	0.91%
Net assets, end of period (000’s)	$928,937	$883,686	$814,225	$2,573,583	$2,276,103	$3,327,962

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

Master Trust

Notes to financial statements (unaudited)

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event

Master Trust

Notes to financial statements (unaudited)

that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2022,the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Master Trust

Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2022, each Master Fund owed or was (owed by) UBS AM for investment advisory and administration services, net of waivers, as follows:

Fund	Net amount owed to/(owed by) UBS AM
Prime Master Fund	$590,112
ESG Prime Master Fund	168,572
Government Master Fund	119,501
Treasury Master Fund	1,873,275
Prime CNAV Master Fund	404,631
Tax-Free Master Fund	58,301

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

Master Trust

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2022, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$2,745,980

For the period April 1, 2022 to September 23, 2022, UBS AM voluntarily waived 0.07% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.07%. For the period ended October 31, 2022, UBS AM voluntarily waived $438,083 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$5,645,570,186	$3,073,650,718
Withdrawals	(2,711,055,566)	(6,963,671,843)
Net increase (decrease) in beneficial interest	$2,934,514,620	$(3,890,021,125)

ESG Prime Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$3,116,536,254	$2,338,578,556
Withdrawals	(1,875,046,763)	(1,480,823,859)
Net increase (decrease) in beneficial interest	$1,241,489,491	$857,754,697

Government Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$18,529,031,580	$118,340,152,475
Withdrawals	(14,201,754,587)	(122,866,785,031)
Net increase (decrease) in beneficial interest	$4,327,276,993	$(4,526,632,556)

Treasury Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$36,986,682,361	$56,066,375,618
Withdrawals	(34,120,063,734)	(67,070,164,974)
Net increase (decrease) in beneficial interest	$2,866,618,627	$(11,003,789,356)

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$5,047,264,879	$968,414,610
Withdrawals	(1,585,602,830)	(3,511,625,044)
Net increase (decrease) in beneficial interest	$3,461,662,049	$(2,543,210,434)

Tax-Free Master Fund

	For the six months ended October 31, 2022	For the year ended April 30, 2022
Contributions	$799,874,187	$807,236,613
Withdrawals	(759,893,312)	(738,163,647)
Net increase (decrease) in beneficial interest	$39,980,875	$69,072,966

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$91,340
Gross unrealized depreciation	(1,009,840)
Net unrealized appreciation (depreciation)	$(918,500)

ESG Prime Master Fund

Gross unrealized appreciation	$36,476
Gross unrealized depreciation	(342,198)
Net unrealized appreciation (depreciation)	$(305,722)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 19-20, 2022, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to ESG Prime Master Fund (“ESG Prime Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with ESG Prime Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $290.6 billion in assets under management as of March 31, 2022 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2022. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select ESG Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2023. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Prime Investor Feeder Fund and Select ESG Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size; with respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (each, a “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee, the ESG Prime Master Fund’s Contractual Management Fee, Actual

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund ‘s Actual Management Fee, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of (1) the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and (2) the Select Prime Preferred Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that each Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Investor Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Investor Feeder Fund’s Actual Management Fees were above the applicable Expense Group median, while the Contractual Management Fee and total expenses were below median.

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

In light of the foregoing, the board determined that the management fees for each of ESG Prime Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2022 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2022. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of each of Select ESG Prime Institutional Feeder Fund and Select ESG Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-year period and since inception; while the performance of Select ESG Prime Investor Feeder Fund was slightly below its corresponding Performance Universe median for each such period.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exception being the three-year period for RMA Government Money Market Feeder Fund, which was only slightly below such median.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of: (i) the Select Prime Institutional Feeder Fund was at or above its corresponding Performance Universe median for the three-, five- and ten-year periods and since inception, and below for the one-year period, (ii) the Select Prime Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and (iii) the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception, ranking in the fourth quintile in the one-year period.

For periods in which a Master Fund’s performance was materially and persistently below median, UBS AM representatives explained, in a satisfactory manner, the reasons for the relative under-performance, including for structural reasons (for example, unitary fee as compared to non-unitary fees), or other comparison group selection criteria employed by Broadridge. Based on its review, the board concluded that each Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates over time in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

Master Trust

Board approval of investment advisory agreements

(ESG Prime Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Manager

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 9, 2023

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 9, 2023